Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 650	$ 726	$ 782
Provision	108	159	63
Charge-offs, net of recoveries	(105)	(161)	(119)
Foreign currency translation and other	(101)	(74)
Ending balance	552	650	726
Ending balance: Individually evaluated for impairment	312	348	393
Ending balance: Collectively evaluated for impairment	240	302	333
Financing receivables, net	19,001	21,472	21,976
Ending balance: Individually evaluated for impairment	1,183	1,242	1,311
Ending balance: Collectively evaluated for impairment	17,818	20,230	20,665
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	468	613	661
Provision	81	86	62
Charge-offs, net of recoveries	(92)	(135)	(111)
Foreign currency translation and other	(63)	(96)	1
Ending balance	394	468	613
Ending balance: Individually evaluated for impairment	187	233	292
Ending balance: Collectively evaluated for impairment	207	235	321
Financing receivables, net	10,344	11,978	12,730
Ending balance: Individually evaluated for impairment	416	484	569
Ending balance: Collectively evaluated for impairment	9,928	11,494	12,161
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	182	112	120
Provision	27	71	1
Charge-offs, net of recoveries	(13)	(24)	(8)
Foreign currency translation and other	(38)	23	(1)
Ending balance	158	182	112
Ending balance: Individually evaluated for impairment	125	115	101
Ending balance: Collectively evaluated for impairment	33	67	11
Financing receivables, net	8,611	9,400	9,111
Ending balance: Individually evaluated for impairment	767	758	742
Ending balance: Collectively evaluated for impairment	7,844	8,642	8,369
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance		1	1
Provision		2
Charge-offs, net of recoveries		(2)
Foreign currency translation and other		(1)
Ending balance			1
Ending balance: Collectively evaluated for impairment			1
Financing receivables, net	46	94	135
Ending balance: Collectively evaluated for impairment	$ 46	$ 94	$ 135